Significant Shareholdings and Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Schedule of ownership interest
At 30 June 2025, the Group held 100% of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Endava Australia Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
DEK Corporation Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Lexicon Consolidated Holdings Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Lexicon Digital Trust	Australia	Ordinary	100%	Provision of IT Services
Lexicon Digital Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Mudbath & Co Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Endava Austria GmbH	Austria	Ordinary	100%	Provision of IT Services
Endava d.o.o. Banja Luka	Bosnia and Herzegovina	Ordinary	100%	Provision of IT Services
Endava d.o.o. Sarajevo	Bosnia and Herzegovina	Ordinary	100%	Provision of IT Services
Endava EOOD	Bulgaria	Ordinary	100%	Provision of IT services
Endava Canada Inc.	Canada	Ordinary	100%	Provision of IT Services
Endava Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava d.o.o	Croatia	Ordinary	100%	Provision of IT Services
Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava Munchen GmbH	Germany	Ordinary	100%	Provision of IT Services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava Digital Services Limited	Ireland	Ordinary	100%	Provision of IT Services
Endava Malaysia SDN. BHD.	Malaysia	Ordinary	100%	Provision of IT Services
Lvvl Mexico S. de R.L. de C.V.	Mexico	Ordinary	100%	Provision of IT Services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava B.V.	The Netherlands	Ordinary	100%	Provision of IT services
Endava Holdings B.V.	The Netherlands	Ordinary	100%	Holding Company
Endava DOOEL Skopje	North Macedonia	Ordinary	100%	Provision of IT services
Endava Poland sp. z.o.o	Poland	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Digital Services d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Singapore Pte. Ltd	Singapore	Ordinary	100%	Provision of IT Services
Endava Digitalne Resitve d.o.o.	Slovenia	Ordinary	100%	Provision of IT Services
DEK Technologies Sweden AB	Sweden	Ordinary	100%	Provision of IT Services
Endava Switzerland GmbH	Switzerland	Ordinary	100%	Provision of IT Services
Endava Middle East FZ-LLC	United Arab Emirates	Ordinary	100%	Provision of IT Services
Endava (UK) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava Inc.	United States	Ordinary	100%	Provision of IT services

Endava USA West Inc	United States	Ordinary	100%	Provision of IT Services
Five Minutes Studio, Inc	United States	Ordinary	100%	Provision of IT Services
Levvel LLC	United States	Ordinary	100%	Provision of IT Services
Endava Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
Endava Delaware Holdings, Inc.	United States	Ordinary	100%	Provision of IT Services
GalaxE Group, Inc	United States	Ordinary	100%	Provision of IT Services
GalaxE. Healthcare Solutions Ireland Limited	Ireland	Ordinary	100%	Provision of IT Services
GalaxE.Healthcare Solutions Singapore Private Ltd	Singapore	Ordinary	100%	Provision of IT Services
GalaxE Solutions (HK) Limited	Hong Kong	Ordinary	100%	Provision of IT Services
GalaxE Solutions Information Technology (Shanghai) Co., Ltd	China	Ordinary	100%	Provision of IT Services
GalaxE Solutions Canada, ULC	Canada	Ordinary	100%	Provision of IT Services
TLM Partners, Inc.	United States	Ordinary	100%	Provision of IT Services
TLM Partenaires Inc.	Canada	Ordinary	100%	Provision of IT Services
TLM Partners Entertainment EMEA limited	Ireland	Ordinary	100%	Provision of IT Services
Endava Limited Guernsey Employee Benefit Trust	United Kingdom	Ordinary	100%	Employee Benefit Trust
Endava Vietnam Limited Liability Company	Vietnam	Ordinary	100%	Provision of IT Services
Endava Solutions, LLC	United States	Ordinary	100%	Provision of IT Services
Endava Solutions India Private Limited	India	Ordinary	100%	Provision of IT Services
GalaxE Solutions US Holdings LLC	United States	Ordinary	100%	Provision of IT Services
Endava Arabia Business Services Company	Saudi Arabia	Ordinary	100%	Provision of IT Services
Endava Consulting Services , S.L.U.	Spain	Ordinary	100%	Provision of IT Services
Endava Ltda	Brazil	Ordinary	100%	Provision of IT Services
Endava Holdings Inc	United States	Ordinary	100%	Holding Company

Dormant Entities

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held
Testing4Finance Ltd	United Kingdom	Ordinary	100%
Business Agility Consulting Limited	United Kingdom	Ordinary	100%